Trade and Other Payables (Tables)	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Summary of Trade and Other Payables

	2020 $m	2019 $m
Current
Trade payables	2,164	2,473
Construction contract-related payables (i)	318	258
Deferred and contingent acquisition consideration (ii)	34	51
Accruals and other payables	2,273	2,131
Amounts payable to equity accounted investments	3	3
Total	4,792	4,916

Non-current
Other payables	381	220
Deferred and contingent acquisition consideration (ii)	330	325
Total	711	545

Summary of Movement in Deferred and Contingent Consideration

	Advances received		Billings in excess of revenue
	2020 $m	2019 $m	2020 $m	2019 $m
At 1 January	12	18	239	226
Translation adjustment	2	-	6	-
Additional contract balances recognised	29	12	254	198
Opening balances recognised as revenue	(12)	(18)	(216)	(177)
Disposals	-	-	-	(8)
At 31 December	31	12	283	239

Summary of Advances Received And Billings In Excess Of Revenue Explanatory

	2020 $m	2019 $m
At 1 January	376	388
Translation adjustment	1	-
Arising on acquisitions and investments during year (note 32)	7	20
Changes in estimate	13	5
Disposals	-	(4)
Paid during year	(54)	(54)
Discount unwinding	21	21
At 31 December	364	376